Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net income / (loss)	$ 159,972	$ (41,365)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	4,682	(4,792)
Less:
Reclassification adjustments of interest rate swap gain/(loss)	998	(492)
Other comprehensive income / (loss)	5,680	(5,284)
Total comprehensive income / (loss)	$ 165,652	$ (46,649)